Financial Instruments - Balance Sheet Grouping (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	$ 1,648.5	$ 1,509.8
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	34.6	41.7
Investment contracts without a fixed maturity	543.9	511.5
Long-term debt	3,977.7	4,382.5
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,703.7	1,526.1
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	34.9	42.7
Investment contracts without a fixed maturity	559.4	510.9
Long-term debt	$ 4,643.1	$ 4,728.9